Contract liability (Tables)	12 Months Ended
Dec. 31, 2025
Contract liability
Schedule of movement of the contract liability

	2025	2024
	($)	($)
Balance – Beginning of year	42,453	31,721
Proceeds from contract liability	(212)	(56)
Accretion on the contract liability’s financing component	7,270	7,850
Cumulative catch-up adjustment	(710)	(78)
Transfer to liabilities associated with asset held for sale(i)	(42,627)	—
Currency translation adjustment	(1,490)	3,016
Balance – End of year	4,684	42,453

Current portion	643	109
Non-current portion	4,041	42,344
	4,684	42,453

(i)	On November 24, 2025, the Company entered into an agreement to sell the San Antonio Gold Project. Accordingly, all assets related to the San Antonio Gold Project were reclassified to assets classified as held for sale as at December 31, 2025. The sale closed on January 27, 2026. Additional information is provided in Note 6 – Assets Classified as Held for Sale and discontinued operations.